REVENUES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
REVENUES
Total Revenues, net	$ 326,455	$ 329,211	$ 532,780	$ 612,192
Natural gas
REVENUES
Revenue, gross	682,161	509,734	1,336,137	1,480,319
Less gathering and processing	(402,097)	(302,134)	(1,084,325)	(1,176,975)
Total Revenues, net	280,064	207,600	251,812	303,344
NGL
REVENUES
Total Revenues, net	$ 46,391	66,049	254,172	147,877
Oil
REVENUES
Total Revenues, net		$ 55,562	$ 26,796	$ 160,971